Shareholders' Equity - Share-Based Payments Recognized (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Shareholder's Equity [Abstract]
Expense recognized in the year for share-based payments	$ 868	$ 983